Financial Assets - Accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Assets:
Clients	$ 2,654,041	$ 2,843,870
Less: impairment provision	(336,223)	(301,947)	$ (317,664)
Total accounts receivable	$ 2,317,818	$ 2,541,923